UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	110

Form 13F Information Table Value Total:	$177,699	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ALLTEL CORP COM
020039103
$451
5,454
Sole
None
5,454
ALUMINUM CO AMER COM
013817101
$253
3,050
Sole
None
3,050
AMERICAN EXPRESS CO COM
025816109
$1,796
10,800
Sole
None
10,800
AMERICAN GREETINGS CP CL A
026375105
$217
9,175
Sole
None
9,175
AMERICAN INTL GROUP COM
026874107
$677
6,264
Sole
None
6,264
AMERIPATH INC COM
03071D109
$2,385
291,300
Sole
None
291,300
ANTHONY & SYLVAN POOLS COM
036762102
$113
16,232
Sole
None
16,232
AT&T CORP COM
001957505
$1,214
23,883
Sole
None
23,883
ATLANTIC RICHFIELD CO COM
048825103
$753
8,700
Sole
None
8,700
AVERY DENNISON CORP COM
053611109
$299
4,100
Sole
None
4,100
BAKER HUGHES INC COM
057224107
$1,110
52,700
Sole
None
52,700
BANK ONE CORP COM
06423A103
$369
11,535
Sole
None
11,535
BANKAMERICA CORP NEW COM
060505104
$1,139
22,687
Sole
None
22,687
BOYKIN LODGING CO COM
103430104
$183
16,700
Sole
None
16,700
BRIGHT HORIZON FAMILY COM
109195107
$259
13,800
Sole
None
13,800
BRINKER INTL INC COM
109641100
$1,896
78,600
Sole
None
78,600
BRISTOL MYERS SQUIBB COM
110122108
$865
13,480
Sole
None
13,480
CAMDEN PPTY TR SH BEN INT
133131102
$1,972
71,068
Sole
None
71,068
CANADIAN NATL RY CO COM
136375102
$795
30,000
Sole
None
30,000
CATERPILLAR INC DEL COM
149123101
$504
10,700
Sole
None
10,700
CENDANT CORP COM
151313103
$3,290
123,844
Sole
None
123,844
CENTEX CORP COM
152312104
$415
16,800
Sole
None
16,800
CENTRAL NEWSPAPERS INC CL A
154647101
$1,776
45,100
Sole
None
45,100
CHART INDS INC COM
16115Q100
$667
166,750
Sole
None
166,750
CISCO SYS INC COM
17275R102
$4,556
42,529
Sole
None
42,529
COMDISCO INC COM
200336105
$5,861
157,350
Sole
None
157,350
COMERICA INC COM
200340107
$434
9,294
Sole
None
9,294
COMPAQ COMPUTER CORP COM
204493100
$1,116
41,235
Sole
None
41,235
COMPUWARE
205638109
$2,647
71,050
Sole
None
71,050
CONSOLIDATED STORES CP COM
210149100
$1,498
92,174
Sole
None
92,174
CROSSMANN CMNTYS INC COM
22764E109
$1,745
112,600
Sole
None
112,600
DONALDSON LUFKN&JEN NW
COM
257661108
$513
10,600
Sole
None
10,600
DUKE REALTY INVT INC COM NEW
264411505
$1,369
70,200
Sole
None
70,200
EASTMAN KODAK CO COM
277461109
$2,836
42,815
Sole
None
42,815
EEX CORP COM
26842V207
$101
34,366
Sole
None
34,366
ELAN PLC ADR
284131208
$278
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$4,939
111,300
Sole
None
111,300
EXXON CORP COM
30231G102
$1,251
15,530
Sole
None
15,530
FIRST UN CORP COM
337358105
$1,857
56,370
Sole
None
56,370
FIRSTMERIT CORP COM
337915102
$2,669
116,035
Sole
None
116,035
FLUOR CORP COM
343412102
$1,996
43,500
Sole
None
43,500
FORD MTR CO DEL COM
345370860
$594
11,139
Sole
None
11,139
GATX CORP COM
361448103
$1,343
39,800
Sole
None
39,800
GENCORP INC COM
368682100
$1,329
134,610
Sole
None
134,610
GENERAL ELEC CO COM
369604103
$409
2,640
Sole
None
2,640
GENERAL MTRS CORP COM
370442105
$2,077
28,580
Sole
None
28,580
GEORGIA PAC CORP COM GA PAC
GRP
373298108
$721
14,200
Sole
None
14,200
GILLETTE CO COM
375766102
$268
6,500
Sole
None
6,500
GTE CORP COM
362320103
$2,738
38,801
Sole
None
38,801
HALLIBURTON CO COM
406216101
$2,041
50,710
Sole
None
50,710
HANNA M A CO COM
410522106
$805
73,600
Sole
None
73,600
HARTFORD FINL SVCS COM
416515104
$597
12,600
Sole
None
12,600
HEWLETT-PACKARD
428236103
$2,662
23,400
Sole
None
23,400
HILFIGER TOMMY CORP ORD
G8915Z102
$3,345
143,100
Sole
None
143,100
HORACE MANN EDUCTR CP COM
440327104
$1,290
65,744
Sole
None
65,744
HUFFY CORP COM
444356109
$669
127,400
Sole
None
127,400
INTEL CORP COM
458140100
$4,772
57,978
Sole
None
57,978
INTERNATIONAL BUS MACH COM
459200101
$532
4,930
Sole
None
4,930
INTL PAPER CO COM
460146103
$226
4,000
Sole
None
4,000
ITT INDS INC IND COM
450911102
$1,083
32,400
Sole
None
32,400
J P MORGAN CHASE & CO COM
46625H100
$252
1,988
Sole
None
1,988
KEMPER NEW EUROPE FD CL M
48841Y404
$1,545
61,740
Sole
None
61,740
KENNAMETAL INC COM
489170100
$2,485
73,900
Sole
None
73,900
KIMBERLY CLARK CORP COM
494368103
$857
13,092
Sole
None
13,092
LEHMAN BROS HLDGS INC COM
524908100
$3,321
39,220
Sole
None
39,220
LOEWS CORP COM
540424108
$660
10,872
Sole
None
10,872
MENTOR CORP MINN COM
587188103
$816
31,600
Sole
None
31,600
MERCK & CO INC COM
589331107
$4,093
60,925
Sole
None
60,925
MORGAN STANLEY DEAN WITTER
& CO NEW
617446448
$700
4,901
Sole
None
4,901
MOTOROLA
620076109
$671
4,560
Sole
None
4,560
NATIONAL CITY CORP COM
635405103
$462
19,524
Sole
None
19,524
NATIONAL SEMICONDUCTOR COM
637640103
$7,071
165,162
Sole
None
165,162
NORDSON CORP COM
655663102
$1,838
38,100
Sole
None
38,100
NORDSTROM INC
655664100
$2,930
111,340
Sole
None
111,340
OMNOVA SOLUTIONS INC COM
682129101
$678
87,458
Sole
None
87,458
ORACLE SYSTEMS
68389X105
$8,718
77,800
Sole
None
77,800
OWENS & MINOR INC NEW COM
690732102
$1,859
207,953
Sole
None
207,953
PAINE WEBBER GROUP INC COM
695629105
$651
16,762
Sole
None
16,762
PAUL-SON GAMING
703578104
$126
27,900
Sole
None
27,900
PFIZER INC COM
717081103
$566
17,440
Sole
None
17,440
PROGRESSIVE CORP OHIO COM
743315103
$439
6,000
Sole
None
6,000
PROGRESSIVE CORP OHIO COM
743315103
$3,464
47,373
Sole
None
47,373
QUALITY DINING INC COM
74756P105
$258
121,600
Sole
None
121,600
READERS DIGEST ASSN INC
COMMON
755267101
$472
16,150
Sole
None
16,150
RJR NABISCO HLDGS CORP COM
NEW
62952P102
$751
70,700
Sole
None
70,700
ROCKWELL COLLINS INC COM
774341101
$2,557
87,248
Sole
None
87,248
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$291
4,800
Sole
None
4,800
SBC COMMUNICATIONS INC COM
78387G103
$2,898
59,455
Sole
None
59,455
SCHLUMBERGER LTD COM
806857108
$3,275
58,350
Sole
None
58,350
SCI SYSTEMS INC
783890106
$5,671
69,000
Sole
None
69,000
SCOTTS CO CL A
810186106
$2,667
66,270
Sole
None
66,270
SCUDDER NEW ASIA FD COM
811183102
$1,434
72,360
Sole
None
72,360
SEAGATE TECHNOLOGY COM
811804103
$810
17,400
Sole
None
17,400
SIMON PPTY GROUP NEW COM
828806109
$1,485
64,760
Sole
None
64,760
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,360
100,429
Sole
None
100,429
STERIS CORP COM
859152100
$1,518
148,125
Sole
None
148,125
SUNGLASS HUT INTL INC COM
86736F106
$2,309
205,200
Sole
None
205,200
TECUMSEH PRODS CO CL A
878895200
$401
8,500
Sole
None
8,500
TENET HEALTHCARE CORP COM
88033G100
$689
29,330
Sole
None
29,330
TERADYNE INC COM
880770102
$3,270
49,550
Sole
None
49,550
TEXACO INC COM
881694103
$1,146
21,100
Sole
None
21,100
TIME WARNER INC COM
887317105
$231
3,200
Sole
None
3,200
TOLL BROTHERS INC COM
889478103
$206
11,034
Sole
None
11,034
TRANSOCEAN SEDCO FOREX INC
g90078109
$2,574
76,397
Sole
None
76,397
TRW INC COM
872649108
$2,013
38,754
Sole
None
38,754
UNITED ASSET MGMT CORP COM
909420101
$2,573
138,600
Sole
None
138,600
VODAFONE GROUP PLC
92857W100
$373
7,530
Sole
None
7,530
WACHOVIA CORP 2ND NEW COM
929903102
$871
26,429
Sole
None
26,429
WILD OATS MARKETS INC COM
96808B107
$3,358
151,324
Sole
None
151,324
YORK INTL CORP NEW COM
986670107
$477
17,400
Sole
None
17,400









$177,699